Revenue from Contracts with Customers - Remaining Performance Obligations (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations, amount	$ 457.6
DiscoverOrg Holdings
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations, amount		$ 340.7	$ 155.1
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | DiscoverOrg Holdings
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations, amount			111.9
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | DiscoverOrg Holdings | Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Satisfaction period		13 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | DiscoverOrg Holdings | Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Satisfaction period		36 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | DiscoverOrg Holdings
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations, amount		$ 266.6	$ 43.2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | DiscoverOrg Holdings | Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Satisfaction period		13 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | DiscoverOrg Holdings | Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Satisfaction period		36 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Satisfaction period	1 year
Remaining performance obligations, amount	$ 349.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-10-01 | Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Satisfaction period	13 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-10-01 | Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Satisfaction period	36 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | DiscoverOrg Holdings
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations, amount		$ 74.1
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | DiscoverOrg Holdings | Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Satisfaction period		13 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | DiscoverOrg Holdings | Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Satisfaction period		36 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Satisfaction period
Remaining performance obligations, amount	$ 108.6